Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
UTILITY PLANT:
Utility plant in service	$ 4,885,709	$ 4,658,023	$ 4,478,752
Less accumulated depreciation	2,268,586	2,264,606	2,149,994
Utility plant in service - net	2,617,123	2,393,417	2,328,758
Construction work in progress	470,409	447,399	207,727
Spare parts inventory	13,009	14,816	15,774
Property held for future use	1,002	1,002	1,002
Utility plant - net	3,101,543	2,856,634	2,553,261
OTHER ASSETS:
Nonutility property - at cost, less accumulated depreciation	520	522	528
Other long-term assets	6,399	6,221	5,902
Other assets - net	6,919	6,743	6,430
CURRENT ASSETS:
Cash and cash equivalents	56,726	26,933	19,067
Accounts receivable and unbilled revenue (less allowance for doubtful accounts)	132,911	139,709	143,408
Fuel inventories - at average cost	68,161	47,550	54,763
Materials and supplies - at average cost	60,390	60,185	58,067
Deferred tax asset - current	55,383	61,782	11,990
Regulatory assets	2,132	93	2,409
Prepayments and other current assets	39,287	23,161	23,247
Total current assets	414,990	359,413	312,951
DEFERRED DEBITS:
Regulatory assets	425,598	419,193	369,447
Miscellaneous	36,336	25,835	31,976
Total deferred debits	461,934	445,028	401,423
TOTAL	3,985,386	3,667,818	3,274,065
Common shareholder's equity:
Paid in capital	383,223	168,610	61,468
Retained Earnings (Accumulated deficit)	(39,566)	(17,339)	(13,694)
Total common shareholder's equity	343,657	151,271	47,774
Cumulative preferred stock of subsidiary	59,784	59,784	59,784
Long-term debt	1,825,071	1,951,013	1,821,713
Total capitalization	2,228,512	2,162,068	1,929,271
CURRENT LIABILITIES:
Short-term debt	270,380	50,000	50,000
Accounts payable	147,962	110,623	99,966
Accrued expenses	23,077	25,187	27,417
Accrued real estate and personal property taxes	19,171	19,177	19,224
Regulatory liabilities	37,473	27,943	12,436
Accrued interest	24,572	30,726	29,691
Customer deposits	29,214	28,337	26,241
Other current liabilities	12,560	12,881	12,200
Total current liabilities	564,409	304,874	277,175
DEFERRED CREDITS AND OTHER LONG-TERM LIABILITIES:
Regulatory liabilities	624,955	610,917	585,753
Deferred income taxes - net	426,174	421,127	332,363
Non-current income tax liability	7,147	7,042	6,734
Unamortized investment tax credit	4,570	5,229	6,661
Accrued pension and other postretirement benefits	68,305	96,464	93,680
Asset retirement obligations	60,553	59,098	41,381
Miscellaneous	761	999	1,047
Total deferred credits and other long-term liabilities	$ 1,192,465	$ 1,200,876	$ 1,067,619
COMMITMENTS AND CONTINGENCIES
TOTAL	$ 3,985,386	$ 3,667,818	$ 3,274,065
Indianapolis Power And Light Company [Member]
UTILITY PLANT:
Utility plant in service	4,885,709	4,658,023	4,478,752
Less accumulated depreciation	2,268,586	2,264,606	2,149,994
Utility plant in service - net	2,617,123	2,393,417	2,328,758
Construction work in progress	470,409	447,399	207,727
Spare parts inventory	13,009	14,816	15,774
Property held for future use	1,002	1,002	1,002
Utility plant - net	3,101,543	2,856,634	2,553,261
OTHER ASSETS:
Nonutility property - at cost, less accumulated depreciation	1,768	1,648
Other assets - net	1,768	1,648	1,434
CURRENT ASSETS:
Cash and cash equivalents	12,995	20,999	12,120
Accounts receivable and unbilled revenue (less allowance for doubtful accounts)	132,911	139,709	143,408
Fuel inventories - at average cost	68,161	47,550	54,763
Materials and supplies - at average cost	60,391	60,185	58,067
Deferred tax asset - current	17,302	41,551	11,950
Regulatory assets	2,132	93	2,409
Prepayments and other current assets	63,975	23,031	23,729
Total current assets	357,867	333,118	306,446
DEFERRED DEBITS:
Regulatory assets	425,598	419,193	369,447
Miscellaneous	27,996	21,284	25,530
Total deferred debits	453,594	440,477	394,977
TOTAL	3,914,772	3,631,877	3,256,118
Common shareholder's equity:
Common stock	324,537	324,537	324,537
Paid in capital	384,915	170,306	63,173
Retained Earnings (Accumulated deficit)	407,957	430,266	451,351
Total common shareholder's equity	1,117,409	925,109	839,061
Cumulative preferred stock of subsidiary	59,784	59,784	59,784
Long-term debt	1,020,552	1,152,360	1,023,961
Total capitalization	2,197,745	2,137,253	1,922,806
CURRENT LIABILITIES:
Short-term debt	236,850	50,000	50,000
Accounts payable	147,838	110,606	99,799
Accrued expenses	21,446	25,084	27,315
Accrued real estate and personal property taxes	19,171	19,177	19,224
Regulatory liabilities	37,473	27,943	12,436
Accrued interest	20,364	20,108	19,074
Customer deposits	29,214	28,337	26,241
Other current liabilities	12,259	12,581	11,900
Total current liabilities	524,615	293,836	265,989
DEFERRED CREDITS AND OTHER LONG-TERM LIABILITIES:
Regulatory liabilities	624,955	610,917	585,753
Deferred income taxes - net	426,123	421,044	332,094
Non-current income tax liability	7,147	7,042	6,734
Unamortized investment tax credit	4,570	5,229	6,661
Accrued pension and other postretirement benefits	68,305	96,464	93,680
Asset retirement obligations	60,553	59,098	41,381
Miscellaneous	759	994	1,020
Total deferred credits and other long-term liabilities	$ 1,192,412	$ 1,200,788	$ 1,067,323
COMMITMENTS AND CONTINGENCIES
TOTAL	$ 3,914,772	$ 3,631,877	$ 3,256,118